WARRANTS (Narrative) (Details) (USD $)	12 Months Ended
Nov. 30, 2013
Warrants 1	1,000,000
Warrants 2	$ 0.50
Warrants 3	100,000
Warrants 4	$ 0.50
Warrants 5	1,526,718
Warrants 6	$ 1
Warrants 7	$ 0.8515
Warrants 8	100,000
Warrants 9	$ 0.5
Warrants 10	100,000
Warrants 11	$ 0.50